Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash and cash equivalents	$ 15,350,197	$ 796,794
Restricted cash	1,304,518	908,410
Accounts receivable, net of allowance for doubtful accounts of $3,066,937 and $2,910,554, respectively	21,297,261	13,618,697
Accounts receivable – related parties	3,981,697	1,914,380
Notes receivable	2,593,018	555,612
Inventories	22,721,265	20,837,594
Advances to suppliers	3,806,420	998,123
Advances to suppliers – related parties	5,550,504	5,342,512
Other receivables	475,793	2,375,031
Total current assets	77,080,673	47,347,153
Property, plant and equipment, net	7,208,705	6,687,642
Land use rights, net	1,234,636	1,202,687
Long-term investments	14,171,928	13,449,305
Deferred tax assets	549,921	436,583
TOTAL ASSETS	100,245,863	69,123,370
Current liabilities:
Accounts payable	1,713,716	1,855,047
Accrued expenses and other current liabilities	2,048,979	1,587,826
Notes payable	2,312,556	1,517,026
Advances from customers	4,667,084	1,515,452
Due to related parties	514,913	1,407,711
Short-term borrowings	33,459,043	31,221,280
Tax payable	4,051,158	4,230,328
TOTAL LIABILITIES	48,767,449	43,334,670
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 13,127,000 and 10,000,000 shares issued and outstanding, respectively	2,625	2,000
Additional paid-in capital	44,211,336	22,531,620
Statutory surplus reserves	255,705
Retained earnings (Accumulated deficit)	2,116,581	(159,189)
Accumulated other comprehensive income	4,627,661	3,189,856
Total equity attributable to Huadi International Group Co., Ltd.	51,213,908	25,564,287
Equity attributable to non-controlling interests	264,506	224,413
Total shareholders’ equity	51,478,414	25,788,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 100,245,863	$ 69,123,370